FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses:
Other operating income, net	¥ 789,503	$ 123,890	¥ 580,973	¥ 387,890
Total operating expenses	(1,086,366)	(170,475)	(1,082,739)	(1,158,337)
Interest expense	126,503	19,851	35,307
Income from operations	5,503,011	863,542	4,754,367	5,462,831
Income tax expense	(1,005,451)	(157,777)	(689,833)	(1,078,295)
(Loss)/gain from fair value changes of financial instruments	52,909	8,303	(877)
Share of profit in subsidiaries, consolidated VIE, VIE's subsidiaries	(32,419)	(5,087)	(18,507)	(7,556)
Net income attributable to ZTO Express (Cayman) Inc.	4,754,827	746,136	4,312,213	5,674,145
Net income attributable to ordinary shareholders	4,754,827	746,136	4,312,213	5,674,145
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	(146,533)	(22,994)	(771,291)	104,004
Comprehensive income	4,554,794	714,747	3,555,155	5,775,271
Other comprehensive income/(loss), net of tax of nil	0		0	0
Reportable Legal Entities [Member] | ZTO EXPRESS (CAYMAN) INC.
Operating expenses:
General and administrative	(251,146)	(39,410)	(284,193)	(325,559)
Other operating income, net	54,620	8,571	146,168	52,937
Total operating expenses	(196,526)	(30,839)	(138,025)	(272,622)
Interest income	72,987	11,453	199,991	412,311
Interest expense	(2,206)	(346)
Income from operations	(125,745)	(19,732)	61,966	139,689
Income tax expense	(23,101)	(3,625)	(62,887)	(61,505)
(Loss)/gain from fair value changes of financial instruments	(40,916)	(6,421)	(2,948)
Share of profit in subsidiaries, consolidated VIE, VIE's subsidiaries	4,944,589	775,914	4,316,082	5,595,961
Net income attributable to ZTO Express (Cayman) Inc.	4,754,827	746,136	4,312,213	5,674,145
Net income attributable to ordinary shareholders	4,754,827	746,136	4,312,213	5,674,145
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	(146,533)	(22,994)	(771,291)	104,004
Comprehensive income	¥ 4,608,294	$ 723,142	3,540,922	5,778,149
Other comprehensive income/(loss), net of tax of nil			¥ 0	¥ 0	¥ 0